AST HIGH YIELD PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 96.4%
Asset-Backed Securities — 1.0%
Collateralized Loan Obligations
Race Point CLO Ltd. (Cayman Islands),
Series 2013-08A, Class AR2, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)
5.955%(c)	02/20/30	1,565	$1,547,621
Voya CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1RR, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
5.812%(c)	04/17/30	1,528	1,514,299

Total Asset-Backed Securities (cost $3,072,104)			3,061,920
Convertible Bonds — 0.0%
Media — 0.0%
Liberty Interactive LLC,
Sr. Unsec’d. Notes
3.750%	02/15/30	365	56,461
4.000%	11/15/29	500	73,467
			129,928
Telecommunications — 0.0%
Digicel Group Holdings Ltd. (Jamaica),
Sub. Notes, 144A, Cash coupon 7.000% or PIK N/A (original cost $8,409; purchased 06/23/20 - 10/01/22)(f)
7.000%	04/17/23(oo)	52	5,973

Total Convertible Bonds (cost $661,902)			135,901
Corporate Bonds — 81.1%
Advertising — 0.9%
Clear Channel Outdoor Holdings, Inc.,
Gtd. Notes, 144A
7.750%	04/15/28	335	251,004
Sr. Sec’d. Notes, 144A
5.125%	08/15/27(a)	935	838,890
CMG Media Corp.,
Gtd. Notes, 144A
8.875%	12/15/27	720	544,538
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes, 144A
6.250%	06/15/25	354	353,193
Stagwell Global LLC,
Gtd. Notes, 144A
5.625%	08/15/29(a)	595	522,190
Summer BC Bidco B LLC,
Sr. Sec’d. Notes, 144A
5.500%	10/31/26	400	340,452
			2,850,267
Aerospace & Defense — 1.8%
Boeing Co. (The),
Sr. Unsec’d. Notes
5.805%	05/01/50	375	377,038
5.930%	05/01/60	450	449,831
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	02/15/28	575	$558,647
7.125%	06/15/26	175	176,083
7.500%	03/15/25	758	758,000
7.500%	02/01/29(a)	875	891,406
Howmet Aerospace, Inc.,
Sr. Unsec’d. Notes
5.950%	02/01/37	245	246,965
6.750%	01/15/28	308	323,321
Spirit AeroSystems, Inc.,
Sec’d. Notes, 144A
7.500%	04/15/25	320	320,133
TransDigm, Inc.,
Gtd. Notes
4.625%	01/15/29	425	377,533
5.500%	11/15/27	405	381,927
Sr. Sec’d. Notes, 144A
6.250%	03/15/26	524	524,412
			5,385,296
Agriculture — 0.3%
Darling Ingredients, Inc.,
Gtd. Notes, 144A
6.000%	06/15/30	450	448,473
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29	375	333,584
			782,057
Airlines — 1.0%
American Airlines, Inc.,
Sr. Sec’d. Notes, 144A
7.250%	02/15/28	100	97,250
11.750%	07/15/25	200	218,492
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26	605	594,511
5.750%	04/20/29	1,323	1,265,516
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	01/20/26	100	94,687
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	475	455,478
4.625%	04/15/29	397	359,051
			3,084,985
Apparel — 0.2%
Kontoor Brands, Inc.,
Gtd. Notes, 144A
4.125%	11/15/29	150	128,152
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29(a)	600	487,604
			615,756
A1

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers — 2.3%
Allison Transmission, Inc.,
Sr. Unsec’d. Notes, 144A
5.875%	06/01/29(a)	555	$540,413
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	1,300	989,637
5.291%	12/08/46	394	319,625
7.400%	11/01/46	225	230,972
9.625%	04/22/30	600	694,964
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.000%	11/13/30	289	246,572
4.125%	08/17/27	933	854,352
4.271%	01/09/27	900	838,436
4.542%	08/01/26	893	847,099
Sr. Unsec’d. Notes, GMTN
4.389%	01/08/26	470	445,859
Jaguar Land Rover Automotive PLC (United Kingdom),
Gtd. Notes, 144A
7.750%	10/15/25	375	366,615
PM General Purchaser LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/01/28	525	482,154
			6,856,698
Auto Parts & Equipment — 1.3%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26	425	409,594
Sr. Sec’d. Notes, 144A
7.000%	04/15/28	355	363,875
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	03/15/26(a)	221	213,097
6.500%	04/01/27(a)	575	531,103
6.875%	07/01/28	225	203,302
Clarios Global LP/Clarios US Finance Co.,
Sr. Sec’d. Notes, 144A
6.250%	05/15/26(a)	437	435,908
Dana, Inc.,
Sr. Unsec’d. Notes
4.250%	09/01/30	200	163,114
4.500%	02/15/32(a)	175	141,160
5.375%	11/15/27	420	396,960
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
5.250%	07/15/31(a)	1,015	873,343
Titan International, Inc.,
Sr. Sec’d. Notes
7.000%	04/30/28	150	135,139
			3,866,595
Banks — 0.1%
Citigroup, Inc.,
Jr. Sub. Notes
3.875%(ff)	02/18/26(oo)	200	168,655
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A
7.625%	05/01/26	125	$101,642
Intesa Sanpaolo SpA (Italy),
Sub. Notes, 144A
4.198%(ff)	06/01/32	200	142,644
			412,941
Biotechnology — 0.3%
Emergent BioSolutions, Inc.,
Gtd. Notes, 144A
3.875%	08/15/28	825	400,643
Grifols Escrow Issuer SA (Spain),
Sr. Unsec’d. Notes, 144A
4.750%	10/15/28	485	397,700
			798,343
Building Materials — 1.8%
Builders FirstSource, Inc.,
Gtd. Notes, 144A
5.000%	03/01/30	460	428,675
6.375%	06/15/32	200	200,763
Camelot Return Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	08/01/28	200	185,110
Eco Material Technologies, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	01/31/27	225	214,200
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28	636	589,440
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.625%	12/15/25(a)	165	153,935
4.875%	12/15/27(a)	480	407,552
Masonite International Corp.,
Gtd. Notes, 144A
3.500%	02/15/30	125	103,750
5.375%	02/01/28	25	23,875
MIWD Holdco II LLC/MIWD Finance Corp.,
Gtd. Notes, 144A
5.500%	02/01/30	625	527,262
PGT Innovations, Inc.,
Gtd. Notes, 144A
4.375%	10/01/29	410	371,196
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28	471	441,886
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
3.375%	01/15/31	200	160,403
4.375%	07/15/30	1,180	1,024,538
5.000%	02/15/27	350	333,418

A2

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Building Materials (cont’d.)
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A
5.250%	01/15/29(a)	333	$315,990
			5,481,993
Chemicals — 2.4%
Ashland LLC,
Gtd. Notes
6.875%	05/15/43	400	401,892
ASP Unifrax Holdings, Inc.,
Sr. Sec’d. Notes, 144A
5.250%	09/30/28	150	119,889
Sr. Unsec’d. Notes, 144A
7.500%	09/30/29(a)	125	84,782
Avient Corp.,
Sr. Unsec’d. Notes, 144A
7.125%	08/01/30	285	293,913
Axalta Coating Systems LLC,
Gtd. Notes, 144A
3.375%	02/15/29	339	293,561
Chemours Co. (The),
Gtd. Notes
5.375%	05/15/27(a)	409	379,081
Gtd. Notes, 144A
4.625%	11/15/29(a)	250	207,022
5.750%	11/15/28(a)	406	364,750
Cornerstone Chemical Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 8.250% and PIK 2.000%
10.250%	09/01/27	687	620,009
Diamond BC BV,
Gtd. Notes, 144A
4.625%	10/01/29(a)	395	384,631
Element Solutions, Inc.,
Gtd. Notes, 144A
3.875%	09/01/28	480	420,766
INEOS Quattro Finance 2 PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
3.375%	01/15/26	300	273,798
Iris Holding, Inc.,
Sr. Unsec’d. Notes, 144A
10.000%	12/15/28(a)	375	274,936
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
5.000%	05/01/25	423	400,792
5.250%	06/01/27	170	154,601
Rain CII Carbon LLC/CII Carbon Corp.,
Sec’d. Notes, 144A
7.250%	04/01/25	218	209,035
SK Invictus Intermediate II Sarl,
Sr. Sec’d. Notes, 144A
5.000%	10/30/29	340	277,525
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A
13.000%	12/16/27	631	645,406
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals (cont’d.)
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.,
Gtd. Notes, 144A
5.125%	04/01/29	455	$282,100
5.375%	09/01/25	128	102,866
Tronox, Inc.,
Gtd. Notes, 144A
4.625%	03/15/29	510	426,982
Valvoline, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	06/15/31(a)	150	127,215
Venator Finance Sarl/Venator Materials LLC,
Gtd. Notes, 144A (original cost $534,973; purchased 07/18/18 - 07/25/18)(f)
5.750%	07/15/25	568	68,160
Sr. Sec’d. Notes, 144A (original cost $318,526; purchased 05/08/20)(f)
9.500%	07/01/25	325	195,000
WR Grace Holdings LLC,
Sr. Sec’d. Notes, 144A
4.875%	06/15/27	325	313,162
7.375%	03/01/31	50	50,101
			7,371,975
Coal — 0.1%
Coronado Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
10.750%	05/15/26	259	269,761
Commercial Services — 4.0%
ADT Security Corp. (The),
Sr. Sec’d. Notes, 144A
4.875%	07/15/32(a)	860	751,662
Adtalem Global Education, Inc.,
Sr. Sec’d. Notes, 144A
5.500%	03/01/28	98	92,957
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	07/15/26	590	566,655
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29(a)	525	391,364
9.750%	07/15/27	1,012	899,976
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28	620	524,675
4.625%	06/01/28	400	336,000
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A
5.625%	04/15/26	150	141,362
AMN Healthcare, Inc.,
Gtd. Notes, 144A
4.000%	04/15/29	425	376,735
APi Group DE, Inc.,
Gtd. Notes, 144A
4.125%	07/15/29	505	433,950
4.750%	10/15/29	175	154,551

A3

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A
5.375%	03/01/29(a)		605	$561,830
5.750%	07/15/27(a)		227	219,250
Avis Budget Finance PLC,
Gtd. Notes
4.750%	01/30/26	EUR	175	184,537
Block, Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/31		635	521,067
Brink’s Co. (The),
Gtd. Notes, 144A
4.625%	10/15/27		150	141,652
Garda World Security Corp. (Canada),
Sr. Sec’d. Notes, 144A
4.625%	02/15/27		350	315,000
Sr. Unsec’d. Notes, 144A
9.500%	11/01/27		320	304,096
Gartner, Inc.,
Gtd. Notes, 144A
3.750%	10/01/30		305	273,339
Herc Holdings, Inc.,
Gtd. Notes, 144A
5.500%	07/15/27		449	433,230
Hertz Corp.,
Sr. Unsec’d. Notes, 144A
5.500%	10/15/24		484	16,940
6.000%	01/15/28		379	32,215
7.125%	08/01/26		255	21,675
Hertz Corp. (The),
Gtd. Notes, 144A
4.625%	12/01/26		640	575,060
5.000%	12/01/29		300	248,307
Metis Merger Sub LLC,
Sr. Unsec’d. Notes, 144A
6.500%	05/15/29		875	728,979
MPH Acquisition Holdings LLC,
Sr. Sec’d. Notes, 144A
5.500%	09/01/28		525	422,967
NESCO Holdings II, Inc.,
Sec’d. Notes, 144A
5.500%	04/15/29		275	248,405
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sr. Sec’d. Notes, 144A
5.750%	04/15/26		520	515,976
Service Corp. International,
Sr. Unsec’d. Notes
5.125%	06/01/29(a)		635	613,812
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		550	473,321
5.250%	01/15/30		535	514,629
Verscend Escrow Corp.,
Sr. Unsec’d. Notes, 144A
9.750%	08/15/26		250	250,252
				12,286,426
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Computers — 0.8%
McAfee Corp.,
Sr. Unsec’d. Notes, 144A
7.375%	02/15/30(a)	340	$284,007
NCR Corp.,
Gtd. Notes, 144A
5.000%	10/01/28	360	316,454
5.125%	04/15/29	830	719,807
5.750%	09/01/27	150	147,260
6.125%	09/01/29(a)	215	212,100
Presidio Holdings, Inc.,
Sr. Sec’d. Notes, 144A
4.875%	02/01/27	195	186,442
Seagate HDD Cayman,
Gtd. Notes
3.125%	07/15/29(a)	650	507,813
Gtd. Notes, 144A
9.625%	12/01/32	165	185,882
			2,559,765
Cosmetics/Personal Care — 0.3%
Coty, Inc.,
Sr. Sec’d. Notes, 144A
5.000%	04/15/26	465	450,413
Edgewell Personal Care Co.,
Gtd. Notes, 144A
5.500%	06/01/28	479	458,676
			909,089
Distribution/Wholesale — 0.2%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28	600	527,442
Ritchie Bros Holdings, Inc. (Canada),
Gtd. Notes, 144A
7.750%	03/15/31	125	131,002
Sr. Sec’d. Notes, 144A
6.750%	03/15/28	50	51,492
Wesco Aircraft Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
9.000%	11/15/26(a)	451	38,335
			748,271
Diversified Financial Services — 2.4%
Bread Financial Holdings, Inc.,
Gtd. Notes, 144A
4.750%	12/15/24	125	112,154
Coinbase Global, Inc.,
Gtd. Notes, 144A
3.375%	10/01/28	275	169,488
Global Aircraft Leasing Co. Ltd. (Cayman Islands),
Sr. Unsec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%
6.500%	09/15/24	508	456,722
goeasy Ltd. (Canada),
Gtd. Notes, 144A
4.375%	05/01/26	75	65,625

A4

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	08/15/28	650	$550,413
LD Holdings Group LLC,
Gtd. Notes, 144A
6.125%	04/01/28	425	194,099
LFS Topco LLC,
Gtd. Notes, 144A
5.875%	10/15/26	235	204,725
LPL Holdings, Inc.,
Gtd. Notes, 144A
4.625%	11/15/27	300	283,486
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.125%	12/15/30	550	422,779
6.000%	01/15/27(a)	582	529,062
Navient Corp.,
Sr. Unsec’d. Notes
5.500%	03/15/29	250	211,128
Sr. Unsec’d. Notes, MTN
6.125%	03/25/24	320	315,604
OneMain Finance Corp.,
Gtd. Notes
3.875%	09/15/28	250	197,774
4.000%	09/15/30(a)	425	318,566
6.625%	01/15/28(a)	195	178,784
7.125%	03/15/26	1,364	1,310,583
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29	175	139,326
5.375%	10/15/25	225	210,104
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A
3.625%	03/01/29(a)	751	645,092
3.875%	03/01/31	405	335,491
VistaJet Malta Finance PLC/XO Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A
6.375%	02/01/30(a)	300	267,375
7.875%	05/01/27(a)	250	240,998
			7,359,378
Electric — 3.2%
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31	276	234,402
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29	125	108,256
5.000%	02/01/31	500	423,630
5.125%	03/15/28	2,741	2,510,310
Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders,
Sub. Notes, 144A, Cash coupon 13.000% or PIK N/A
13.000%	06/01/24	576	374,461
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28	250	245,429
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Gtd. Notes, 144A
3.625%	02/15/31	1,425	$1,155,144
3.875%	02/15/32	250	200,145
5.250%	06/15/29	520	480,009
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)	225	214,429
PG&E Corp.,
Sr. Sec’d. Notes
5.000%	07/01/28(a)	1,516	1,431,806
5.250%	07/01/30	75	69,497
Pike Corp.,
Gtd. Notes, 144A
5.500%	09/01/28	395	344,486
Vistra Corp.,
Jr. Sub. Notes, 144A
8.000%(ff)	10/15/26(oo)	575	538,528
Vistra Operations Co. LLC,
Gtd. Notes, 144A
4.375%	05/01/29(a)	745	663,328
5.500%	09/01/26	250	242,957
5.625%	02/15/27(a)	582	567,004
			9,803,821
Electrical Components & Equipment — 0.6%
Energizer Holdings, Inc.,
Gtd. Notes, 144A
4.375%	03/31/29	485	426,449
4.750%	06/15/28	342	309,746
6.500%	12/31/27	200	194,822
WESCO Distribution, Inc.,
Gtd. Notes, 144A
7.125%	06/15/25	150	152,522
7.250%	06/15/28	573	588,844
			1,672,383
Electronics — 0.6%
Coherent Corp.,
Gtd. Notes, 144A
5.000%	12/15/29(a)	585	530,844
Imola Merger Corp.,
Sr. Sec’d. Notes, 144A
4.750%	05/15/29	416	371,948
Likewize Corp.,
Sr. Sec’d. Notes, 144A
9.750%	10/15/25	530	480,114
Sensata Technologies, Inc.,
Gtd. Notes, 144A
4.375%	02/15/30	420	385,136
			1,768,042
Engineering & Construction — 0.5%
Dycom Industries, Inc.,
Gtd. Notes, 144A
4.500%	04/15/29(a)	415	374,219

A5

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Engineering & Construction (cont’d.)
Global Infrastructure Solutions, Inc.,
Gtd. Notes, 144A
5.625%	06/01/29	600	$501,030
MasTec, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	08/15/29	280	250,477
Weekley Homes LLC/Weekley Finance Corp.,
Sr. Unsec’d. Notes, 144A
4.875%	09/15/28	495	415,997
			1,541,723
Entertainment — 2.4%
AMC Entertainment Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%
10.000%	06/15/26	351	222,539
Boyne USA, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	05/15/29(a)	465	414,044
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	07/01/25	379	379,119
7.000%	02/15/30	475	483,220
Sr. Unsec’d. Notes, 144A
4.625%	10/15/29	350	307,028
8.125%	07/01/27(a)	600	612,253
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/01/26	400	390,272
Cedar Fair LP,
Gtd. Notes
5.250%	07/15/29	95	88,550
Cinemark USA, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	05/01/25	230	234,689
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
7.625%	04/15/26	325	327,337
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	02/15/29	275	240,261
6.750%	02/15/29	75	64,993
Live Nation Entertainment, Inc.,
Gtd. Notes, 144A
5.625%	03/15/26	398	386,419
Sr. Sec’d. Notes, 144A
6.500%	05/15/27	455	459,413
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A
4.875%	05/01/29	325	282,705
Motion Bondco DAC (United Kingdom),
Gtd. Notes, 144A
6.625%	11/15/27(a)	200	184,660
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
4.125%	07/01/29	225	187,467
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Entertainment (cont’d.)
5.625%	01/15/27		700	$657,230
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A
5.875%	09/01/31(a)		400	287,438
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	03/01/30(a)		325	288,713
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
5.500%	04/15/27(a)		230	222,254
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29		743	674,344
				7,394,948
Environmental Control — 0.7%
Clean Harbors, Inc.,
Gtd. Notes, 144A
6.375%	02/01/31		25	25,509
GFL Environmental, Inc. (Canada),
Gtd. Notes, 144A
4.000%	08/01/28(a)		775	701,933
4.375%	08/15/29		387	345,397
4.750%	06/15/29		430	398,017
Madison IAQ LLC,
Sr. Unsec’d. Notes, 144A
5.875%	06/30/29		435	334,284
Stericycle, Inc.,
Gtd. Notes, 144A
3.875%	01/15/29(a)		263	231,904
				2,037,044
Foods — 2.1%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.500%	03/15/29		200	174,017
4.625%	01/15/27		1,845	1,783,279
5.875%	02/15/28		25	24,845
6.500%	02/15/28		125	126,024
B&G Foods, Inc.,
Gtd. Notes
5.250%	04/01/25		125	116,307
5.250%	09/15/27(a)		725	623,689
C&S Group Enterprises LLC,
Gtd. Notes, 144A
5.000%	12/15/28		200	154,268
Chobani LLC/Chobani Finance Corp., Inc.,
Gtd. Notes, 144A
7.500%	04/15/25(a)		200	195,692
Market Bidco Finco PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.500%	11/04/27	GBP	175	162,989
New Albertsons LP,
Sr. Unsec’d. Notes
7.750%	06/15/26		65	65,612

A6

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Foods (cont’d.)
Performance Food Group, Inc.,
Gtd. Notes, 144A
5.500%	10/15/27	561	$548,468
Pilgrim’s Pride Corp.,
Gtd. Notes
3.500%	03/01/32	250	200,812
4.250%	04/15/31	525	458,169
Post Holdings, Inc.,
Gtd. Notes, 144A
4.625%	04/15/30(a)	689	617,638
5.500%	12/15/29(a)	981	928,729
5.625%	01/15/28	15	14,696
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31	175	154,007
			6,349,241
Gas — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.750%	05/20/27	123	115,486
5.875%	08/20/26	783	747,923
			863,409
Healthcare-Products — 0.8%
Embecta Corp.,
Sr. Sec’d. Notes, 144A
5.000%	02/15/30(a)	325	279,795
6.750%	02/15/30	75	68,322
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29	1,064	923,178
Sr. Unsec’d. Notes, 144A
5.250%	10/01/29(a)	1,240	1,075,814
			2,347,109
Healthcare-Services — 3.9%
Acadia Healthcare Co., Inc.,
Gtd. Notes, 144A
5.500%	07/01/28	587	568,597
Centene Corp.,
Sr. Unsec’d. Notes
3.375%	02/15/30	300	262,734
4.625%	12/15/29	326	306,702
CHS/Community Health Systems, Inc.,
Sr. Sec’d. Notes, 144A
4.750%	02/15/31	1,675	1,238,777
5.625%	03/15/27	460	399,101
DaVita, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31	2,229	1,756,360
4.625%	06/01/30	294	250,870
Encompass Health Corp.,
Gtd. Notes
4.500%	02/01/28	625	582,894
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Hadrian Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A (original cost $84,250; purchased 01/04/23)(f)
8.500%	05/01/26	100	$82,036
LifePoint Health, Inc.,
Gtd. Notes, 144A
5.375%	01/15/29	1,075	657,228
Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A
7.250%	11/01/25(a)	675	599,722
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.,
Gtd. Notes, 144A
9.750%	12/01/26	200	161,663
Syneos Health, Inc.,
Gtd. Notes, 144A
3.625%	01/15/29(a)	330	272,101
Tenet Healthcare Corp.,
Sec’d. Notes
6.250%	02/01/27(a)	1,054	1,036,777
Sr. Sec’d. Notes
4.250%	06/01/29(a)	1,700	1,536,069
4.375%	01/15/30	225	201,995
4.625%	06/15/28	500	464,635
4.875%	01/01/26(a)	631	618,596
Sr. Unsec’d. Notes
6.875%	11/15/31	850	815,550
			11,812,407
Home Builders — 2.3%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
4.625%	08/01/29	501	408,667
Beazer Homes USA, Inc.,
Gtd. Notes
5.875%	10/15/27	525	477,864
7.250%	10/15/29	650	604,645
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
4.875%	02/15/30	600	447,000
6.250%	09/15/27	175	154,730
Century Communities, Inc.,
Gtd. Notes, 144A
3.875%	08/15/29(a)	300	257,109
Forestar Group, Inc.,
Gtd. Notes, 144A
3.850%	05/15/26	325	294,728
5.000%	03/01/28	300	268,920
KB Home,
Gtd. Notes
4.800%	11/15/29	486	444,996
7.250%	07/15/30	250	253,906
M/I Homes, Inc.,
Gtd. Notes
3.950%	02/15/30	100	85,433
4.950%	02/01/28	250	232,931

A7

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Home Builders (cont’d.)
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30(a)	800	$701,600
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes
4.750%	02/15/28	325	290,456
4.750%	04/01/29	50	43,707
STL Holding Co. LLC,
Sr. Unsec’d. Notes, 144A
7.500%	02/15/26	412	358,442
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.750%	01/15/28	575	564,905
5.875%	06/15/27	200	196,824
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30	295	273,247
Tri Pointe Homes, Inc.,
Gtd. Notes
5.700%	06/15/28	495	476,190
			6,836,300
Home Furnishings — 0.3%
Tempur Sealy International, Inc.,
Gtd. Notes, 144A
4.000%	04/15/29	1,010	888,347
Household Products/Wares — 0.8%
ACCO Brands Corp.,
Gtd. Notes, 144A
4.250%	03/15/29(a)	825	712,418
Central Garden & Pet Co.,
Gtd. Notes
4.125%	10/15/30(a)	550	486,064
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (Canada),
Gtd. Notes, 144A
7.000%	12/31/27(a)	525	458,062
Sr. Sec’d. Notes, 144A
5.000%	12/31/26	125	114,687
Spectrum Brands, Inc.,
Gtd. Notes, 144A
5.000%	10/01/29	340	297,585
5.500%	07/15/30	544	482,867
			2,551,683
Housewares — 0.6%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
5.875%	04/01/36	330	292,330
6.625%	09/15/29(a)	245	246,938
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.000%	04/01/31	450	361,479
4.375%	02/01/32	200	160,699
4.500%	10/15/29(a)	746	646,097
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Housewares (cont’d.)
SWF Escrow Issuer Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	10/01/29	250	$154,273
			1,861,816
Insurance — 0.1%
BroadStreet Partners, Inc.,
Sr. Unsec’d. Notes, 144A
5.875%	04/15/29	275	233,312
Internet — 0.4%
Arches Buyer, Inc.,
Sr. Sec’d. Notes, 144A
4.250%	06/01/28(a)	665	555,606
Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A
3.875%	09/15/27	250	200,003
Sr. Unsec’d. Notes, 144A
5.625%	09/15/28	275	189,705
Gen Digital, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	04/15/25	250	245,673
Photo Holdings Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
8.500%	10/01/26	275	120,786
			1,311,773
Investment Companies — 0.2%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
5.250%	05/15/27	790	740,824
Iron/Steel — 0.7%
ATI, Inc.,
Sr. Unsec’d. Notes
5.875%	12/01/27	630	615,200
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	01/31/29	479	479,364
Carpenter Technology Corp.,
Sr. Unsec’d. Notes
6.375%	07/15/28(a)	350	343,099
Cleveland-Cliffs, Inc.,
Gtd. Notes
5.875%	06/01/27	64	63,394
Gtd. Notes, 144A
4.625%	03/01/29	130	120,173
Commercial Metals Co.,
Sr. Unsec’d. Notes
4.125%	01/15/30	325	288,670
United States Steel Corp.,
Sr. Unsec’d. Notes
6.875%	03/01/29	270	269,985
			2,179,885

A8

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Leisure Time — 1.6%
Carnival Corp.,
Sec’d. Notes, 144A
9.875%	08/01/27(a)	340	$349,272
10.500%	02/01/26	250	259,687
Sr. Sec’d. Notes, 144A
4.000%	08/01/28	906	777,461
NCL Corp. Ltd.,
Gtd. Notes, 144A
5.875%	03/15/26	100	84,870
Sr. Sec’d. Notes, 144A
8.375%	02/01/28	150	150,195
Sr. Unsec’d. Notes, 144A
7.750%	02/15/29	100	85,655
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A
7.250%	01/15/30	150	150,937
9.250%	01/15/29(a)	940	996,682
Sr. Sec’d. Notes, 144A
8.250%	01/15/29(a)	510	533,524
Sr. Unsec’d. Notes, 144A
5.375%	07/15/27	50	44,438
5.500%	04/01/28	200	176,050
11.625%	08/15/27	325	348,358
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27	50	42,918
Viking Ocean Cruises Ship VII Ltd.,
Sr. Sec’d. Notes, 144A
5.625%	02/15/29	325	278,078
Vista Outdoor, Inc.,
Gtd. Notes, 144A
4.500%	03/15/29	640	516,132
			4,794,257
Lodging — 1.4%
Hilton Domestic Operating Co., Inc.,
Gtd. Notes
4.875%	01/15/30(a)	414	395,768
Marriott Ownership Resorts, Inc.,
Gtd. Notes
4.750%	01/15/28	331	295,874
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26	477	451,016
4.750%	10/15/28(a)	615	573,471
5.750%	06/15/25	415	414,159
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
2.800%	03/08/27	550	473,000
Station Casinos LLC,
Gtd. Notes, 144A
4.500%	02/15/28	513	462,812
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A
5.875%	05/15/25	225	213,819
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Lodging (cont’d.)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Gtd. Notes, 144A
5.500%	03/01/25	311	$304,641
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.125%	12/15/29(a)	400	322,000
5.625%	08/26/28(a)	300	255,000
			4,161,560
Machinery-Construction & Mining — 0.1%
Terex Corp.,
Gtd. Notes, 144A
5.000%	05/15/29(a)	175	162,643
Vertiv Group Corp.,
Sr. Sec’d. Notes, 144A
4.125%	11/15/28	255	226,725
			389,368
Machinery-Diversified — 0.8%
Chart Industries, Inc.,
Gtd. Notes, 144A
9.500%	01/01/31	175	184,682
Sr. Sec’d. Notes, 144A
7.500%	01/01/30	665	687,090
GrafTech Finance, Inc.,
Sr. Sec’d. Notes, 144A
4.625%	12/15/28(a)	300	253,101
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
10.125%	08/01/24	1,014	1,001,467
TK Elevator US Newco, Inc. (Germany),
Sr. Sec’d. Notes, 144A
5.250%	07/15/27	200	188,070
			2,314,410
Media — 8.8%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
5.000%	01/15/28	560	453,600
AMC Networks, Inc.,
Gtd. Notes
5.000%	04/01/24	50	49,083
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32	1,831	1,495,828
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31	2,040	1,671,782
4.500%	06/01/33	574	457,731
4.750%	03/01/30(a)	3,056	2,648,381
5.000%	02/01/28	1,139	1,050,591
5.125%	05/01/27	425	401,433
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31	215	148,526
5.375%	02/01/28	1,560	1,281,182
6.500%	02/01/29	250	210,427

A9

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30	988	$486,220
5.750%	01/15/30	1,450	733,328
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A
6.625%	08/15/27(d)	5,020	61,181
Sec’d. Notes, 144A
5.375%	08/15/26(d)	2,365	127,950
Directv Financing LLC/Directv Financing Co-Obligor, Inc.,
Sr. Sec’d. Notes, 144A
5.875%	08/15/27	185	167,567
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29	1,040	548,788
5.875%	11/15/24	1,529	1,364,176
7.750%	07/01/26	3,431	2,264,469
Sr. Sec’d. Notes, 144A
5.250%	12/01/26	605	483,355
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27	275	264,427
Gannett Holdings LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/26(a)	255	213,838
Gray Television, Inc.,
Gtd. Notes, 144A
4.750%	10/15/30(a)	370	245,695
5.875%	07/15/26	668	572,617
7.000%	05/15/27(a)	275	230,320
iHeartCommunications, Inc.,
Gtd. Notes
8.375%	05/01/27	703	510,803
Sr. Sec’d. Notes, 144A
5.250%	08/15/27	206	168,346
News Corp.,
Sr. Unsec’d. Notes, 144A
3.875%	05/15/29	605	537,358
Nexstar Media, Inc.,
Gtd. Notes, 144A
4.750%	11/01/28(a)	527	468,508
5.625%	07/15/27	496	459,442
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A
4.500%	09/15/26	595	465,226
Sr. Unsec’d. Notes, 144A
6.500%	09/15/28	685	282,452
Scripps Escrow II, Inc.,
Sr. Sec’d. Notes, 144A
3.875%	01/15/29(a)	580	453,555
Scripps Escrow, Inc.,
Gtd. Notes, 144A
5.875%	07/15/27	95	70,004
Sinclair Television Group, Inc.,
Sr. Sec’d. Notes, 144A
4.125%	12/01/30	410	331,001
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
4.125%	07/01/30	612	$500,283
5.000%	08/01/27(a)	513	476,816
5.500%	07/01/29	915	831,972
TEGNA, Inc.,
Gtd. Notes
5.000%	09/15/29(a)	650	562,230
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	02/15/25	200	196,391
6.625%	06/01/27	1,280	1,215,997
7.375%	06/30/30	350	330,210
Videotron Ltd. (Canada),
Gtd. Notes, 144A
5.125%	04/15/27	553	533,767
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.500%	05/15/29(a)	419	389,880
VZ Secured Financing BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.000%	01/15/32	400	325,250
			26,741,986
Mining — 1.5%
Alcoa Nederland Holding BV,
Gtd. Notes, 144A
5.500%	12/15/27(a)	400	395,271
Arconic Corp.,
Sec’d. Notes, 144A
6.125%	02/15/28(a)	635	626,070
Constellium SE,
Gtd. Notes, 144A
5.625%	06/15/28(a)	250	235,625
Eldorado Gold Corp. (Turkey),
Sr. Unsec’d. Notes, 144A
6.250%	09/01/29	300	278,250
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A
7.500%	04/01/25(a)	1,125	1,117,749
Hecla Mining Co.,
Gtd. Notes
7.250%	02/15/28	215	217,058
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A
4.500%	04/01/26	300	276,182
6.125%	04/01/29(a)	380	359,100
New Gold, Inc. (Canada),
Gtd. Notes, 144A
7.500%	07/15/27	385	369,019
Novelis Corp.,
Gtd. Notes, 144A
3.875%	08/15/31	175	147,306
4.750%	01/30/30(a)	500	459,574
			4,481,204

A10

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Miscellaneous Manufacturing — 0.1%
Amsted Industries, Inc.,
Gtd. Notes, 144A
5.625%	07/01/27	100	$97,205
Sr. Unsec’d. Notes, 144A
4.625%	05/15/30	220	197,725
			294,930
Oil & Gas — 5.0%
Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A
8.250%	02/15/26	300	294,240
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Gtd. Notes
7.875%	12/15/24^(d)	5,175	35,190
Antero Resources Corp.,
Gtd. Notes, 144A
5.375%	03/01/30(a)	675	626,836
8.375%	07/15/26	628	655,122
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A (original cost $348,785; purchased 04/22/19 - 04/26/21)(f)
7.000%	11/01/26	350	338,223
Gtd. Notes, 144A (original cost $304,375; purchased 02/15/23)(f)
9.000%	11/01/27	250	304,824
Athabasca Oil Corp. (Canada),
Sec’d. Notes, 144A
9.750%	11/01/26	270	279,450
Baytex Energy Corp. (Canada),
Sr. Unsec’d. Notes, 144A
8.750%	04/01/27(a)	420	428,757
Chesapeake Energy Corp.,
Gtd. Notes, 144A
6.750%	04/15/29	1,105	1,096,114
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
6.375%	06/15/26	75	73,533
7.000%	06/15/25	300	296,684
CNX Resources Corp.,
Gtd. Notes, 144A
7.250%	03/14/27	450	453,213
Comstock Resources, Inc.,
Gtd. Notes, 144A
5.875%	01/15/30(a)	475	409,573
6.750%	03/01/29(a)	655	596,348
Crescent Energy Finance LLC,
Sr. Unsec’d. Notes, 144A
9.250%	02/15/28	50	47,930
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	05/01/29	175	163,017
Encino Acquisition Partners Holdings LLC,
Gtd. Notes, 144A
8.500%	05/01/28	270	236,049
Gulfport Energy Corp.,
Gtd. Notes
8.000%	05/17/26	545	539,137
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29	575	$534,955
6.000%	04/15/30	200	184,460
6.000%	02/01/31	325	300,397
6.250%	11/01/28	561	533,338
6.250%	04/15/32	275	254,248
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
5.875%	02/01/29	425	408,544
Nabors Industries Ltd.,
Gtd. Notes, 144A
7.250%	01/15/26	695	662,856
7.500%	01/15/28(a)	575	529,000
Nabors Industries, Inc.,
Gtd. Notes, 144A
7.375%	05/15/27	25	24,481
Parkland Corp. (Canada),
Gtd. Notes, 144A
4.625%	05/01/30	400	354,224
Precision Drilling Corp. (Canada),
Gtd. Notes, 144A
7.125%	01/15/26	355	346,679
Range Resources Corp.,
Gtd. Notes, 144A
4.750%	02/15/30	943	859,910
SM Energy Co.,
Sr. Unsec’d. Notes
5.625%	06/01/25	340	330,185
6.625%	01/15/27	190	184,693
Southwestern Energy Co.,
Gtd. Notes
4.750%	02/01/32(a)	525	463,914
5.375%	02/01/29(a)	570	538,030
5.375%	03/15/30(a)	375	352,118
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes
4.500%	05/15/29	395	361,930
4.500%	04/30/30	225	203,423
6.000%	04/15/27	415	411,256
Transocean Poseidon Ltd.,
Sr. Sec’d. Notes, 144A
6.875%	02/01/27(a)	125	121,997
Transocean, Inc.,
Gtd. Notes, 144A
8.000%	02/01/27(a)	150	133,500
11.500%	01/30/27	138	142,526
Vital Energy, Inc.,
Gtd. Notes
9.500%	01/15/25	165	165,361
			15,276,265
Oil & Gas Services — 0.0%
Telford Offshore Ltd. (United Arab Emirates),
Sec’d. Notes, Cash coupon 12.000% or PIK N/A
12.000%	–(rr)	772	386

A11

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Packaging & Containers — 2.7%
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%
6.500%	06/30/27(a)	800	$609,888
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Gtd. Notes, 144A
5.250%	08/15/27	800	628,528
Sr. Sec’d. Notes, 144A
4.125%	08/15/26(a)	470	438,275
Sr. Unsec’d. Notes, 144A
5.250%	08/15/27(a)	375	294,143
Canpack SA/Canpack US LLC (Poland),
Gtd. Notes, 144A
3.875%	11/15/29	635	514,945
Graham Packaging Co., Inc.,
Gtd. Notes, 144A
7.125%	08/15/28	405	351,882
Intelligent Packaging Holdco Issuer LP (Canada),
Sr. Unsec’d. Notes, 144A, Cash coupon 9.000% or PIK 9.750%
9.000%	01/15/26	400	285,000
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada),
Sr. Sec’d. Notes, 144A
6.000%	09/15/28	250	215,000
LABL, Inc.,
Sr. Sec’d. Notes, 144A
5.875%	11/01/28(a)	325	290,114
6.750%	07/15/26	330	318,464
9.500%	11/01/28	50	50,386
Sr. Unsec’d. Notes, 144A
8.250%	11/01/29	175	149,377
10.500%	07/15/27(a)	465	431,446
Mauser Packaging Solutions Holding Co.,
Sec’d. Notes, 144A
9.250%	04/15/27(a)	365	337,079
Sr. Sec’d. Notes, 144A
7.875%	08/15/26	725	724,726
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A
6.625%	05/13/27(a)	711	711,599
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	10/15/28	175	153,022
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC,
Sr. Sec’d. Notes, 144A
4.000%	10/15/27(a)	531	476,569
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A
6.125%	02/01/28	50	50,595
Trident TPI Holdings, Inc.,
Gtd. Notes, 144A
6.625%	11/01/25	50	46,244
9.250%	08/01/24	100	99,239
TriMas Corp.,
Gtd. Notes, 144A
4.125%	04/15/29(a)	500	443,451
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Packaging & Containers (cont’d.)
Trivium Packaging Finance BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.500%	08/15/26	650	$622,700
			8,242,672
Pharmaceuticals — 2.5%
AdaptHealth LLC,
Gtd. Notes, 144A
4.625%	08/01/29	800	666,783
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27	1,293	586,843
9.250%	04/01/26(a)	1,377	1,026,897
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28	425	159,452
5.000%	02/15/29	196	72,694
5.250%	01/30/30	2,211	819,452
6.250%	02/15/29	1,700	629,000
9.000%	12/15/25(a)	908	725,265
Elanco Animal Health, Inc.,
Sr. Unsec’d. Notes
6.650%	08/28/28(a)	365	344,492
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Sec’d. Notes, 144A
9.500%	07/31/27(d)	72	5,310
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (Luxembourg),
Sec’d. Notes, 144A
10.000%	06/15/29	61	33,550
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28	258	237,452
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31	675	599,174
Owens & Minor, Inc.,
Gtd. Notes, 144A
4.500%	03/31/29(a)	495	392,879
P&L Development LLC/PLD Finance Corp.,
Sr. Sec’d. Notes, 144A
7.750%	11/15/25	325	255,985
Par Pharmaceutical, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	04/01/27(d)	762	572,539
Prestige Brands, Inc.,
Gtd. Notes, 144A
5.125%	01/15/28(a)	320	310,708
			7,438,475
Pipelines — 3.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29	375	353,177
5.750%	01/15/28	1,090	1,047,644
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.625%	07/15/26	265	259,263

A12

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Buckeye Partners LP,
Sr. Unsec’d. Notes
4.125%	12/01/27	175	$155,282
Sr. Unsec’d. Notes, 144A
4.500%	03/01/28	188	169,599
Cheniere Energy Partners LP,
Gtd. Notes
3.250%	01/31/32	650	537,349
CNX Midstream Partners LP,
Gtd. Notes, 144A
4.750%	04/15/30	125	107,464
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes
5.750%	04/01/25	346	338,937
Gtd. Notes, 144A
8.000%	04/01/29	370	377,173
DT Midstream, Inc.,
Gtd. Notes, 144A
4.375%	06/15/31	595	517,147
EnLink Midstream Partners LP,
Jr. Sub. Notes, Series C, 3 Month LIBOR + 4.110%
8.976%(c)	05/01/23(oo)	505	428,324
EQM Midstream Partners LP,
Sr. Unsec’d. Notes
4.125%	12/01/26(a)	870	788,710
Sr. Unsec’d. Notes, 144A
4.500%	01/15/29	155	131,790
6.500%	07/01/27	355	343,771
7.500%	06/01/27	50	50,183
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
6.250%	05/15/26(a)	474	452,689
8.000%	01/15/27	180	177,614
Global Partners LP/GLP Finance Corp.,
Gtd. Notes
6.875%	01/15/29	200	184,639
7.000%	08/01/27	10	9,612
Hess Midstream Operations LP,
Gtd. Notes, 144A
4.250%	02/15/30	615	548,942
Holly Energy Partners LP/Holly Energy Finance Corp.,
Gtd. Notes, 144A
6.375%	04/15/27	382	378,920
Kinetik Holdings LP,
Gtd. Notes, 144A
5.875%	06/15/30	400	384,876
NGL Energy Operating LLC/NGL Energy Finance Corp.,
Sr. Sec’d. Notes, 144A
7.500%	02/01/26	475	458,509
NuStar Logistics LP,
Gtd. Notes
5.625%	04/28/27	260	246,988
6.000%	06/01/26	526	513,864
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
4.800%	05/15/30	205	179,896
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
6.875%	04/15/40	525	$440,876
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	01/15/28	925	851,213
6.000%	03/01/27	899	855,071
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	355	320,199
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.500%	02/01/50	250	212,344
			11,822,065
Real Estate — 0.7%
Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A
7.875%	11/15/25	550	493,274
Howard Hughes Corp. (The),
Gtd. Notes, 144A
4.375%	02/01/31	475	382,014
5.375%	08/01/28	355	323,477
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A
5.250%	04/15/29	575	453,078
Realogy Group LLC/Realogy Co-Issuer Corp.,
Gtd. Notes, 144A
5.250%	04/15/30(a)	275	200,385
5.750%	01/15/29	275	205,716
			2,057,944
Real Estate Investment Trusts (REITs) — 1.0%
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31	454	324,926
9.750%	06/15/25	362	350,220
Sr. Unsec’d. Notes
4.750%	05/01/24	25	22,632
4.750%	02/15/28	525	354,307
Iron Mountain, Inc.,
Gtd. Notes, 144A
5.250%	03/15/28(a)	639	608,116
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.500%	03/15/31	715	477,766
5.000%	10/15/27(a)	350	287,806
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes
4.750%	10/15/27(a)	615	576,401
			3,002,174
Retail — 5.0%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
4.000%	10/15/30	1,268	1,087,310
Sr. Sec’d. Notes, 144A
3.875%	01/15/28	166	154,380

A13

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Retail (cont’d.)
Asbury Automotive Group, Inc.,
Gtd. Notes, 144A
4.625%	11/15/29(a)		475	$425,010
At Home Group, Inc.,
Gtd. Notes, 144A
7.125%	07/15/29		500	286,073
Sr. Sec’d. Notes, 144A
4.875%	07/15/28		100	67,662
Bath & Body Works, Inc.,
Gtd. Notes
6.750%	07/01/36		325	290,239
6.875%	11/01/35(a)		711	643,025
7.500%	06/15/29(a)		190	193,823
BCPE Ulysses Intermediate, Inc.,
Sr. Unsec’d. Notes, 144A, Cash coupon 7.750% or PIK 8.500%
7.750%	04/01/27		75	58,744
Carrols Restaurant Group, Inc.,
Gtd. Notes, 144A
5.875%	07/01/29		225	180,999
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.375%	02/07/25	EUR	400	396,154
6.250%	10/30/25	EUR	473	473,249
Ferrellgas LP/Ferrellgas Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.375%	04/01/26		75	70,177
5.875%	04/01/29		350	299,590
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A
6.750%	01/15/30(a)		525	431,404
Sr. Sec’d. Notes, 144A
4.625%	01/15/29		75	65,833
Foundation Building Materials, Inc.,
Gtd. Notes, 144A
6.000%	03/01/29		425	337,900
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29		745	520,798
3.875%	10/01/31		550	373,243
Group 1 Automotive, Inc.,
Gtd. Notes, 144A
4.000%	08/15/28		322	283,306
LBM Acquisition LLC,
Gtd. Notes, 144A
6.250%	01/15/29		300	230,597
LCM Investments Holdings II LLC,
Sr. Unsec’d. Notes, 144A
4.875%	05/01/29		250	208,987
Lithia Motors, Inc.,
Sr. Unsec’d. Notes, 144A
3.875%	06/01/29(a)		405	350,213
Macy’s Retail Holdings LLC,
Gtd. Notes, 144A
5.875%	03/15/30		355	314,187
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
Nordstrom, Inc.,
Sr. Unsec’d. Notes
4.375%	04/01/30(a)	430	$329,898
Park River Holdings, Inc.,
Gtd. Notes, 144A
5.625%	02/01/29	1,150	798,769
Sr. Unsec’d. Notes, 144A
6.750%	08/01/29	75	51,847
Patrick Industries, Inc.,
Gtd. Notes, 144A
4.750%	05/01/29(a)	150	129,912
7.500%	10/15/27	75	74,138
Penske Automotive Group, Inc.,
Gtd. Notes
3.750%	06/15/29(a)	515	444,294
PetSmart, Inc./PetSmart Finance Corp.,
Sr. Sec’d. Notes, 144A
4.750%	02/15/28	1,070	1,004,598
Rite Aid Corp.,
Sr. Sec’d. Notes, 144A
8.000%	11/15/26	776	369,325
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25	200	197,652
Sonic Automotive, Inc.,
Gtd. Notes, 144A
4.625%	11/15/29(a)	445	377,533
SRS Distribution, Inc.,
Gtd. Notes, 144A
6.000%	12/01/29(a)	350	289,193
6.125%	07/01/29	370	312,040
Sr. Sec’d. Notes, 144A
4.625%	07/01/28	365	324,097
Staples, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	04/15/26	551	482,697
Sr. Unsec’d. Notes, 144A
10.750%	04/15/27(a)	391	283,545
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	06/01/31	608	530,298
Superior Plus LP/Superior General Partner, Inc. (Canada),
Gtd. Notes, 144A
4.500%	03/15/29	725	650,325
White Cap Buyer LLC,
Sr. Unsec’d. Notes, 144A
6.875%	10/15/28	250	217,209
White Cap Parent LLC,
Sr. Unsec’d. Notes, 144A, Cash coupon 8.250% or PIK N/A
8.250%	03/15/26	125	114,102
Yum! Brands, Inc.,
Sr. Unsec’d. Notes
4.625%	01/31/32(a)	337	313,136
			15,037,511

A14

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Semiconductors — 0.4%
ams-OSRAM AG (Austria),
Sr. Unsec’d. Notes, 144a
7.000%	07/31/25	595	$558,110
Entegris, Inc.,
Gtd. Notes, 144A
4.375%	04/15/28	610	553,361
			1,111,471
Software — 0.5%
AthenaHealth Group, Inc.,
Sr. Unsec’d. Notes, 144A
6.500%	02/15/30(a)	485	393,241
Black Knight InfoServ LLC,
Gtd. Notes, 144A
3.625%	09/01/28	400	363,686
Clarivate Science Holdings Corp.,
Gtd. Notes, 144A
4.875%	07/01/29(a)	250	226,053
Sr. Sec’d. Notes, 144A
3.875%	07/01/28	245	218,713
SS&C Technologies, Inc.,
Gtd. Notes, 144A
5.500%	09/30/27	315	305,871
			1,507,564
Telecommunications — 4.2%
Altice France Holding SA (Luxembourg),
Sr. Sec’d. Notes, 144A
10.500%	05/15/27	517	395,505
Altice France SA (France),
Sr. Sec’d. Notes, 144A
8.125%	02/01/27	530	488,925
CommScope Technologies LLC,
Gtd. Notes, 144A
5.000%	03/15/27	337	246,176
CommScope, Inc.,
Gtd. Notes, 144A
8.250%	03/01/27(a)	732	599,666
Sr. Sec’d. Notes, 144A
6.000%	03/01/26	691	666,154
Digicel Group Holdings Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000% (original cost $11,775; purchased 03/21/23 - 03/22/23)(f)
8.000%	04/01/25	30	11,925
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A (original cost $769,774; purchased 05/22/20 - 04/08/21)(f)
8.000%	12/31/26	958	191,697
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000% (original cost $6,300; purchased 03/17/23)(f)
13.000%	12/31/25	10	6,300
Sr. Sec’d. Notes, 144A (original cost $184,500; purchased 03/15/23)(f)
8.750%	05/25/24	200	182,000
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A (original cost $3,589,980; purchased 02/24/15 - 11/20/20)(f)
6.750%	06/01/23	4,638	$927,600
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36	530	222,159
Frontier Communications Holdings LLC,
Sr. Sec’d. Notes, 144A
5.875%	10/15/27(a)	650	594,245
Hughes Satellite Systems Corp.,
Gtd. Notes
6.625%	08/01/26(a)	630	595,019
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A
6.500%	10/15/26	675	644,429
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
5.500%	08/01/23^(d)	1,270	1
Gtd. Notes, 144A
8.500%	10/15/24^(d)	275	—
9.750%	07/15/25^(d)	3,551	4
Sr. Sec’d. Notes, 144A
6.500%	03/15/30(a)	1,060	971,734
Level 3 Financing, Inc.,
Gtd. Notes, 144A
4.625%	09/15/27	550	330,391
Sr. Sec’d. Notes, 144A
3.400%	03/01/27	350	276,576
10.500%	05/15/30	170	162,925
Lumen Technologies, Inc.,
Sr. Sec’d. Notes, 144A
4.000%	02/15/27	475	313,738
Sr. Unsec’d. Notes, 144A
5.125%	12/15/26(a)	310	203,745
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32	985	1,198,792
Sprint LLC,
Gtd. Notes
7.125%	06/15/24	400	407,048
7.625%	03/01/26(a)	1,750	1,850,771
Telecom Italia Capital SA (Italy),
Gtd. Notes
6.000%	09/30/34	400	342,000
Viasat, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	09/15/25	720	682,962
Zayo Group Holdings, Inc.,
Sr. Sec’d. Notes, 144A
4.000%	03/01/27(a)	60	45,509
Sr. Unsec’d. Notes, 144A
6.125%	03/01/28	275	166,739
			12,724,735

A15

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Transportation — 0.1%
XPO Escrow Sub LLC,
Gtd. Notes, 144A
7.500%	11/15/27	420	$436,659
Trucking & Leasing — 0.1%
Fortress Transportation & Infrastructure Investors LLC,
Gtd. Notes, 144A
5.500%	05/01/28	325	296,529

Total Corporate Bonds (cost $294,346,319)			245,965,828
Floating Rate and Other Loans — 5.3%
Auto Parts & Equipment — 0.2%
Adient US LLC,
Term B-1 Loan, 1 Month LIBOR + 3.250%
8.090%(c)	04/10/28	278	277,396
Dexko Global, Inc.,
First Lien Closing Date Dollar Term Loan, 3 Month LIBOR + 3.750%
8.909%(c)	10/04/28	402	374,809
			652,205
Beverages — 0.1%
Triton Water Holdings, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 3.500%
8.659%(c)	03/31/28	318	285,264
Building Materials — 0.1%
ACProducts Holdings, Inc.,
Initial Term Loan, 3 Month LIBOR + 4.250%
9.409%(c)	05/17/28	398	314,875
Computers — 0.1%
McAfee Corp.,
Tranche B-1 Term Loan, 1 Month SOFR + 3.850%
8.515%(c)	03/01/29	199	187,361
Cosmetics/Personal Care — 0.5%
Conair Holdings LLC,
First Lien Initial Term Loan, 3 Month LIBOR + 3.000%
8.159%(c)	05/17/28^	691	608,281
Sunshine Luxembourg VII Sarl (Luxembourg),
Term Loan B3 (USD), 3 Month LIBOR + 3.750%
8.909%(c)	10/01/26	741	732,487
			1,340,768
Electric — 0.2%
Heritage Power LLC,
Term Loan B, 3 Month LIBOR + 5.000%
10.415%(c)	07/30/26	1,491	471,553
Entertainment — 0.1%
UFC Holdings LLC,
Term Loan B-3, 3 Month LIBOR + 2.750%
7.570%(c)	04/29/26	276	274,152
Environmental Control — 0.1%
Madison IAQ LLC,
Initial Term Loan, 6 Month LIBOR + 3.250%
8.302%(c)	06/21/28	367	348,531
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Floating Rate and Other Loans (continued)
Foods — 0.2%
Moran Foods LLC,
2022 Incremental FLSO Loan (First Lien), 6 Month SOFR + 7.350%
12.210%(c)	12/31/26^	165	$132,340
Extended Closing Date Loan (Second Lien), 6 Month SOFR + 9.600%
14.460%(c)	12/31/26	282	199,288
Extended Closing Date Term Loan, 6 Month SOFR + 7.350%
12.210%(c)	06/30/26^	391	351,905
			683,533
Healthcare-Services — 0.2%
Phoenix Newco, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.250%
8.090%(c)	11/15/28	319	314,596
U.S. Renal Care, Inc.,
First Lien Term Loan B, 1 Month LIBOR + 5.000%
9.779%(c)	06/26/26	431	288,436
			603,032
Housewares — 0.2%
SWF Holdings I Corp.,
Initial Term Loan, 3 Month LIBOR + 4.000%
8.753%(c)	10/06/28	584	492,104
Insurance — 0.1%
Asurion LLC,
New B-4 Term Loan, 1 Month LIBOR + 5.250%
10.090%(c)	01/20/29	480	394,560
Internet — 0.0%
Shutterfly, Inc.,
First Lien 2021 Refinancing Term B Loans, 1 Month LIBOR + 5.000%
9.840%(c)	09/25/26	240	114,648
Machinery-Diversified — 0.1%
Titan Acquisition Ltd. (Canada),
Initial Term Loan, 6 Month LIBOR + 3.000%
8.018%(c)	03/28/25	98	92,223
Vertical Midco Gmbh (Germany),
Term Loan B, 6 Month LIBOR + 3.500%
8.602%(c)	07/30/27	275	267,374
			359,597
Media — 0.4%
Diamond Sports Group LLC,
First Lien Term Loan, 3 Month SOFR + 8.150%
12.775%(c)	05/25/26	363	338,051
Second Lien Term loan
8.025%	08/24/26	216	13,455
Directv Financing LLC,
Closing Date Term Loan, 1 Month LIBOR + 5.000%
9.840%(c)	08/02/27	510	490,255
iHeartCommunications, Inc.,
New Term Loan, 1 Month LIBOR + 3.000%
7.840%(c)	05/01/26	390	345,029
			1,186,790

A16

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Floating Rate and Other Loans (continued)
Miscellaneous Manufacturing — 0.0%
FGI Operating Co. LLC,
Exit Term Loan
12.000%(cc)	05/16/23^	20	$2,157
Oil & Gas — 0.3%
Ascent Resources Utica Holdings LLC,
Second Lien Term Loan, 3 Month LIBOR + 9.000%
13.815%(c)	11/01/25	885	936,994
Packaging & Containers — 0.2%
Graham Packaging Co., Inc.,
New Term Loan, 1 Month LIBOR + 3.000%
7.840%(c)	08/04/27	355	351,540
LABL, Inc.,
Initial Dollar Term Loan, 1 Month LIBOR + 5.000%
9.840%(c)	10/27/28	322	310,653
			662,193
Retail — 1.0%
Claire’s Stores, Inc.,
Term Loan B, 1 Month LIBOR + 6.500%
11.340%(c)	12/18/26^	616	554,799
EG America LLC (United Kingdom),
Project Becker Additional Facility, 1 Month LIBOR + 4.250%
9.090%(c)	03/31/26	313	298,510
Great Outdoors Group LLC,
Term B-2 Loan, 1 Month LIBOR + 3.750%
8.590%(c)	03/06/28	538	530,518
IRB Holding Corp.,
2022 Replacement Term B Loan, 3 Month SOFR + 3.100%
7.797%(c)	12/15/27	305	298,674
Park River Holdings, Inc.,
Intial Term Loan, 3 Month LIBOR + 3.250%
8.004%(c)	12/28/27	192	176,615
Petco Health & Wellness Co., Inc.,
First Lien Initial Term Loan, 3 Month SOFR + 3.512%
8.410%(c)	03/03/28	524	513,757
White Cap Buyer LLC,
Initial Closing Date Term Loan, 1 Month SOFR + 3.750%
8.557%(c)	10/19/27	540	532,229
			2,905,102
Software — 0.6%
Boxer Parent Co., Inc.,
2021 Replacement Dollar Term Loan, 1 Month LIBOR + 3.750%
8.590%(c)	10/02/25	256	252,278
Second Lien Incremental Term Loan, 1 Month LIBOR + 5.500%
10.340%(c)	02/27/26	150	144,482
Finastra USA, Inc.,
Dollar Term Loan (Second Lien), 3 Month LIBOR + 7.250%
12.075%(c)	06/13/25	415	330,444
Greeneden U.S. Holdings II LLC,
B-4 Dollar Term Loan, 1 Month LIBOR + 4.000%
8.840%(c)	12/01/27	608	598,799
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Floating Rate and Other Loans (continued)
Software (cont’d.)
Skillsoft Finance II, Inc.,
Initial Term Loan, 1 Month SOFR + 5.364%
10.098%(c)	07/14/28	587	$493,876
			1,819,879
Telecommunications — 0.5%
CenturyLink, Inc.,
Term B Loan, 1 Month SOFR + 2.364%
7.172%(c)	03/15/27	242	159,389
Cincinnati Bell, Inc.,
Term B-2 Loan, 1 Month SOFR + 3.350%
8.157%(c)	11/22/28	695	677,926
Digicel International Finance Ltd. (Saint Lucia),
First Lien Initial Term B Loan, 1 Month LIBOR + 3.250%
8.081%(c)	05/27/24	25	22,254
Intrado Corp.,
Initial Term Loan, 3 Month SOFR + 4.000%
8.676%(c)	01/31/30	145	142,100
Xplornet Communications, Inc. (Canada),
First Lien Refinancing Term Loan, 1 Month LIBOR + 4.000%
8.840%(c)	10/02/28	531	425,594
Initial Term Loan- Second Lien, 1 Month LIBOR + 7.000%
11.840%(c)	10/01/29^	195	117,000
			1,544,263
Transportation — 0.1%
First Student Bidco, Inc.,
Initial Term B Loan, 3 Month LIBOR + 3.000%
8.998%(c)	07/21/28	311	296,864
Initial Term C Loan, 3 Month LIBOR + 3.000%
7.726%(c)	07/21/28	116	110,970
			407,834

Total Floating Rate and Other Loans (cost $18,373,525)			15,987,395
U.S. Treasury Obligations — 2.6%
U.S. Treasury Notes
3.000%	07/31/24(k)	544	533,991
4.250%	09/30/24	2,480	2,477,191
4.625%	02/28/25(a)	4,950	4,998,146

Total U.S. Treasury Obligations (cost $8,029,786)			8,009,328

	Shares
Common Stocks — 2.6%
Broadline Retail — 0.1%
MYT Holding LLC (Class B Stock)*^	63,595	48,701
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG*^	956	143,400
		192,101

A17

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Chemicals — 0.4%
TPC Group, Inc.*^	59,856	$1,197,120
Commercial Services & Supplies — 0.0%
SAL TopCo LLC*^	21,315	53,287
Diversified Telecommunication Services — 0.0%
Windstream Holdings, Inc.*^	486	3,645
Electric Utilities — 0.6%
GenOn Energy Holdings, Inc. (Class A Stock) (original cost $1,519,216; purchased 02/28/19)*^(f)	14,898	1,489,800
Keycon Power Holdings LLC*^	2,665	338,188
		1,827,988
Energy Equipment & Services — 0.0%
Telford Offshore Holdings Ltd.*^	25,654	2
Gas Utilities — 0.1%
Ferrellgas Partners LP (Class B Stock)^	1,289	222,263
Independent Power & Renewable Electricity Producers — 0.4%
Vistra Corp.	52,327	1,255,848
Media — 0.0%
Clear Channel Outdoor Holdings, Inc.*	63,738	76,486
iHeartMedia, Inc. (Class A Stock)*	10,969	42,779
		119,265
Oil, Gas & Consumable Fuels — 0.5%
Chesapeake Energy Corp.	12,048	916,130
Chord Energy Corp.	3,683	495,732
EP Energy Corp.*^	9,416	65,912
		1,477,774
Pharmaceuticals — 0.0%
Mallinckrodt PLC*	2,146	15,644
Specialty Retail — 0.1%
Claire’s Private Placement*^	795	238,500
Technology Hardware, Storage & Peripherals — 0.0%
Goodman Networks, Inc.*^	27,103	3
Wireless Telecommunication Services — 0.4%
Intelsat Emergence SA (Luxembourg)*	48,271	1,255,046

Total Common Stocks (cost $7,129,705)		7,858,486
Exchange-Traded Funds — 3.1%
iShares Broad USD High Yield Corporate Bond ETF	85,352	3,034,265
iShares iBoxx High Yield Corporate Bond ETF	84,949	6,417,897

Total Exchange-Traded Funds (cost $10,584,306)		9,452,162
Preferred Stocks — 0.6%
Broadline Retail — 0.1%
MYT Holding LLC, Series A, 10.000%, Maturing 06/06/29*^	291,500	260,893
	Shares	Value

Preferred Stocks (continued)
Gas Utilities — 0.0%
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	75	$75,000
Specialty Retail — 0.5%
Claire’s Stores, Inc., CVT*^	634	1,363,100
Technology Hardware, Storage & Peripherals — 0.0%
Goodman Networks, Inc.*^	32,246	322

Total Preferred Stocks (cost $640,070)		1,699,315

	Units
Rights* — 0.1%
Energy Equipment & Services — 0.1%
Vistra Corp., expiring 01/23/27^	180,881	230,623
Wireless Telecommunication Services — 0.0%
Intelsat Jackson Holdings SA, Series A, CVR (Luxembourg), expiring 12/05/25^	5,054	48,169
Intelsat Jackson Holdings SA, Series B, CVR (Luxembourg), expiring 12/05/25^	5,054	10,004
		58,173

Total Rights (cost $0)		288,796
Warrants* — 0.0%
Broadline Retail
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG, expiring 09/24/27^	2,515	75,450
(cost $25)

Total Long-Term Investments (cost $342,837,742)		292,534,581

	Shares
Short-Term Investments — 20.6%
Affiliated Mutual Fund — 18.2%
PGIM Institutional Money Market Fund (cost $55,214,111; includes $54,953,946 of cash collateral for securities on loan)(b)(we)	55,232,157	55,204,541
Unaffiliated Fund — 2.4%
Dreyfus Government Cash Management (Institutional Shares)	7,221,970	7,221,970
(cost $7,221,970)

Total Short-Term Investments (cost $62,436,081)		62,426,511

TOTAL INVESTMENTS—117.0% (cost $405,273,823)		354,961,092

Liabilities in excess of other assets(z) — (17.0)%		(51,603,364)

Net Assets — 100.0%		$303,357,728

A18

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
EUR	Euro
GBP	British Pound
USD	US Dollar

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BNP	BNP Paribas S.A.
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CVR	Contingent Value Rights
CVT	Convertible Security
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
HSBC	HSBC Bank PLC
iBoxx	Bond Market Indices
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MSI	Morgan Stanley & Co International PLC
MTN	Medium Term Note
OTC	Over-the-counter
PIK	Payment-in-Kind
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
T	Swap payment upon termination
TD	The Toronto-Dominion Bank

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $7,666,059 and 2.5% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $54,599,408; cash collateral of $54,953,946 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2023.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $7,680,863. The aggregate value of $3,803,538 is 1.3% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(rr)	Perpetual security with no stated maturity date.
(we)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at March 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
18	2 Year U.S. Treasury Notes	Jun. 2023	$3,716,156	$(3,678)
136	5 Year U.S. Treasury Notes	Jun. 2023	14,893,062	217,062
42	10 Year U.S. Treasury Notes	Jun. 2023	4,826,719	68,797
2	20 Year U.S. Treasury Bonds	Jun. 2023	262,313	9,743
				$291,924
A19

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 04/04/23	BNP	GBP	161	$197,612	$198,690	$1,078	$—
Euro,
Expiring 04/04/23	HSBC	EUR	988	1,065,293	1,071,850	6,557	—
				$1,262,905	$1,270,540	7,635	—

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 04/04/23	MSI	GBP	161	$195,122	$198,690	$—	$(3,568)
Expiring 05/02/23	BNP	GBP	161	197,724	198,806	—	(1,082)
Euro,
Expiring 04/04/23	TD	EUR	988	1,053,498	1,071,850	—	(18,352)
Expiring 05/02/23	HSBC	EUR	988	1,067,022	1,073,545	—	(6,523)
				$2,513,366	$2,542,891	—	(29,525)
						$7,635	$(29,525)
Credit default swap agreements outstanding at March 31, 2023:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.HY.40.V1	06/20/28	5.000%(Q)	9,431	$11,607	$(157,338)	$(168,945)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

A20

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Total return swap agreements outstanding at March 31, 2023:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid High Yield Index(Q)	1 Day SOFR(T)/ 4.870%	MSI	06/20/23	(3,850)	$(89,247)	$—	$(89,247)
iBoxx US Dollar Liquid Investment Grade Index(Q)	1 Day SOFR(T)/ 4.870%	BNP	06/20/23	(1,425)	(956)	—	(956)
iBoxx US Dollar Liquid Investment Grade Index(Q)	1 Day SOFR(T)/ 4.870%	BNP	09/20/23	(1,425)	(1,911)	—	(1,911)
					$(92,114)	$—	$(92,114)
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A21